Intangible assets - Schedule Of The Estimated Future Amortization Expense (Details) - HMH Holding BV And Subsidiaries [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
2026	$ 29,888
2027	28,067
2028	15,296
2029	5,378
2030	3,733
Thereafter	39,708
Total	$ 122,070	$ 135,154